Income Tax Expense (Details)	Apr. 01, 2018 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income Tax Expense [Line Items]
Unrecognized tax losses		$ 2,794,778	$ 21,709,000	$ 14,412,000
Income tax percentage	8.25%
Assessable profits	$ 2,000,000
Assessable profits percentage	16.50%
Assessable profits excess	$ 2,000,000
Hong Kong [Member]
Income Tax Expense [Line Items]
Income tax percentage	16.50%